Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Supplemental cash flow information
NOTE 31. SUPPLEMENTAL CASH FLOW INFORMATION

Years ended December 31,	2022	2021

Net change in working capital and other 1

Accounts receivable	$(56,861)	$1,169

Contract assets	(45,169)	(16,038)

Inventories	(78,697)	39,564

Work-in-progress related to finance leases	(5,817)	(36,169)

Finance leases receivable	(81,049)	(39,084)

Income taxes receivable	3,097	19,986

Prepayments	(35,198)	(4,806)

Accounts payable and accrued liabilities and provisions 2	77,875	50,510

Income taxes payable	(11,042)	4,931

Deferred revenue	179,497	49,205

Foreign currency and other	(17,954)	13,669

	$(71,318)	$82,937
1
The net change in working capital and other excludes the impact of assets acquired and liabilities assumed as a part of the Exterran Transaction.
2
The change in accounts payable and accrued liabilities and provisions represents only the portion relating to operating activities.
Cash interest and taxes paid and received during the period:

Years ended December 31,	2022	2021

Interest paid – short- and long-term borrowings	$29,640	$17,315

Interest paid – lease liabilities	3,398	3,029

Total interest paid	$33,038	$20,344

Interest received	1,269	454

Taxes paid	27,813	13,725

Taxes received	5,399	23,137

Changes in liabilities arising from financing activities during the period:

Years ended December 31,	2022	2021

Long-term debt, opening balance	$331,422	$389,712

Debt assumed on Acquisition (Note 7)	1,022,112	-

Changes from financing cash flows	90,973	(56,975)

The effect of changes in foreign exchange rates	(4,099)	(406)

Amortization of deferred transaction costs	4,046	1,186

Accretion of Notes discount	2,070	-

Debt transaction costs	(56,199)	(2,095)

Long-term debt, closing balance	$1,390,325	$331,422